Related Party Transactions (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
La Rural S.A [Member]
Disclosure of associates [line items]
Dividends received		$ 430,458
Nuevo Puerto Santa Fe S.A. [Member]
Disclosure of associates [line items]
Dividends received	38,319	14,954
Quality Invest S.A. [Member]
Disclosure of associates [line items]
Irrevocable contributions granted	47,219	72,652
Tarshop S.A. [Member]
Disclosure of associates [line items]
Sale of shares		177,137
Cresud S.A. [Member]
Disclosure of associates [line items]
Dividends granted	11,581
TGLT S.A. [Member]
Disclosure of associates [line items]
Dividends granted	131	166
Shares purchase	2,175,110
Total irrevocables contributions [Member]
Disclosure of associates [line items]
Irrevocable contributions granted	47,219	72,652
Total Dividends Received [Member]
Disclosure of associates [line items]
Dividends received	38,319	445,412
Total dividends granted [Member]
Disclosure of associates [line items]
Dividends granted	662,769	869,927
Total sale of shares [Member]
Disclosure of associates [line items]
Sale of shares		177,137
Total shares purchase [Member]
Disclosure of associates [line items]
Shares purchase	2,175,110
IRSA Inversiones y Representaciones S.A. [Member]
Disclosure of associates [line items]
Dividends granted	641,447	868,733
E-Commerce Latina S. A. [Member]
Disclosure of associates [line items]
Dividends granted	$ 9,610	$ 1,028